Note 12 - Basic and Diluted Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes to Financial Statements
Earnings Per Share [Text Block]

NOTE 12: BASIC AND DILUTED NET LOSS PER SHARE

Basic net loss per common share is computed by dividing net loss attributable to holders of common stock by the weighted average number of shares of common stock outstanding during the period. Weighted average number of shares of common stock outstanding during the period computation includes shares of common stock to be contractually issued as of the period end date and warrants exercisable for little or no consideration in relation to the share price. Shares of common stock that were issued and are subject to vesting conditions are not considered outstanding during the requisite service period.

Diluted net loss per common share is computed by giving effect to all potential dilutive shares of common stock that were outstanding during the period when the effect is dilutive. As of March 31, 2025, potential dilutive shares of common stock consist of shares issuable upon exercise of stock options, warrants, RSUs and DSUs. No adjustments have been made to the weighted average outstanding shares of common stock figures for the three months ended March 31, 2025, or 2024, as the assumed conversion would be anti-dilutive.

The following table summarizes the potential shares of common stock that were excluded from the computation of diluted net loss per share, as such shares would have had an anti-dilutive effect:

2025
Warrants (Note 11.b)	921,381
Stock options (Note 11.d)	476,741
Unvested RSUs (Note 11.e)	10,000
Unvested DSUs (Note 11.f)	33,332
Shares issuable pursuant to the Inducement Agreement (Note 11.b)	340,000
Total	1,781,454

As of March 31, 2024, a total of 753,952 potential issuable shares of common stock, consisting of 335,214 potential issuable shares on warrants, 134,333 potential issuable shares on options, and 284,405 potential issuable shares on Series C Preferred Stock, were excluded from the computation of diluted net loss per share, as such shares would have had an anti-dilutive effect.

For the purposes of the computation of basic and diluted net loss per share, an amount recognized as a deemed dividend reduced net loss available to common stockholders in a manner similar to the application of the two-class method. The net loss available to common stockholders was adjusted by the deemed dividend associated with the Inducement Agreement (Note 11.b).

NOTE 13: BASIC AND DILUTED NET LOSS PER SHARE

Basic net loss per common share is computed by dividing net loss attributable to holders of common stock by the weighted average number of shares of common stock outstanding during the period. Weighted average number of shares of common stock outstanding during the period computation includes shares of common stock to be contractually issued as of the year end date and warrants exercisable for little or no consideration in relation to the share price. Shares of common stock that were issued and are subject to vesting conditions are not considered outstanding during the requisite service period. The determination of whether shares of common stock that were issued in return for a note receivable are considered outstanding depends on whether the entity has the ability and intent to cancel the shares if the note receivable is not repaid.

Diluted net loss per common share is computed by giving effect to all potential dilutive shares of common stock that were outstanding during the period when the effect is dilutive. As at December 31, 2024, potential dilutive shares of common stock consist of shares issuable upon exercise of stock options, warrants and conversion of convertible promissory note. No adjustments have been made to the weighted average outstanding shares of common stock figures for the year ended December 31, 2024, or 2023, as the assumed conversion would be anti-dilutive.